CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Loss from operations	$ (287,728)		$ (370,139)		$ (694,302)	$ (648,916)	$ (1,670,440)	$ (1,577,543)
Other income (expense):
(Loss) Income before provision for income taxes	(455,563)		2,248,259		(129,253)	3,952,681	4,048,882	18,495,230
Income tax benefit	49,421		591,012		114,124	1,110,969	1,319,280	362,282
Net loss					(243,377)	2,841,712	2,729,602	18,132,948
Net (loss) income	(504,984)	$ 261,607	1,657,247	$ 1,184,465	(243,377)	2,841,712	2,729,602	18,132,948
Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	16,506,426		19,579,708		45,364,632	39,468,441	202,437,316	75,516,562
Operating expenses:
Cost of revenues	9,580,358		8,757,626		23,231,209	18,400,640	86,032,540	40,392,001
Selling and marketing	16,535,366		16,277,624		38,291,678	21,915,396	74,181,413	19,257,984
General and administrative	4,670,798		3,405,638		9,913,236	7,094,067	18,121,437	12,049,547
Research and development	3,668,698		3,208,584		8,033,936	6,278,432	13,905,426	12,345,518
Legal expense	5,280,402		370,174		8,709,589	464,043	2,038,974	802,044
Net gain on digital assets	(732,410)				(732,410)
Total operating expenses	39,003,212		32,019,646		87,447,238	54,152,578	194,283,790	89,912,507
Loss from operations	(22,496,786)		(12,439,938)		(42,082,606)	(14,684,137)	8,153,526	(14,395,945)
Other income (expense):
Interest expense	(945,279)		(217,590)		(1,517,070)	(335,188)	(3,657,958)	(694,374)
Interest income	936,241		328,477		1,826,501	490,481	1,819,121	614,426
Total other income (expense), net	(9,038)		110,887		309,431	155,293	(1,838,837)	(79,948)
(Loss) Income before provision for income taxes	(22,505,824)		(12,329,051)		(41,773,175)	(14,528,844)	6,314,689	(14,475,893)
Income tax benefit					(4,403,068)		(2,697,435)	(765,185)
Net loss	(22,505,824)		(12,329,051)		(37,370,107)	(14,528,844)	9,012,124	(13,710,708)
Net loss attributable to noncontrolling interests	(23,011)		(44,330)		(43,210)	(44,330)	(151,670)
Net (loss) income	$ (22,482,813)		$ (12,284,721)		$ (37,326,897)	$ (14,484,514)	$ 9,163,794	$ (13,710,708)
Basic net income (loss) per share	$ (0.889)		$ (0.495)		$ (1.485)	$ (0.587)	$ 0.370	$ (0.565)
Diluted loss per share (in dollars per share)	$ (0.889)		$ (0.495)		$ (1.485)	$ (0.587)	$ 0.353	$ (0.533)
Weighted average shares outstanding, basic	25,276,878		24,824,083		25,138,698	24,672,693	24,775,858	24,264,683
Weighted average common shares outstanding - diluted	25,276,878		24,824,083		25,138,698	24,672,693	25,929,246	25,703,235
Licensed content and other revenue | Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	$ 15,306,128		$ 10,288,687		$ 40,576,400	$ 16,376,545	$ 167,150,134	$ 41,536,516
Pay it Forward revenue | Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	$ 1,200,298		$ 9,291,021		$ 4,788,232	$ 23,091,896	$ 35,287,182	$ 33,980,046